Other Financial Assets - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 GBP (£)
Disclosure of financial assets [line items]
Equity securities measured at fair value	$ 116	$ 127
Proceeds from sale of interest in equity security available-for-sale	0	75
Financial assets measured at amortised cost	145	117
Bank accounts pledged as security | £			£ 31
Avendra LLC [member]
Disclosure of financial assets [line items]
Proceeds from sale of interest in equity security available-for-sale		$ 75
Percentage interest in equity security available-for-sale		6.29%
Gain on disposal of equity securities available-for-sale		$ 73
Trade deposits and loans [member]
Disclosure of financial assets [line items]
Material deposit made to a hotel owner in connection with a portfolio of management contracts	66
Discounted value of material deposit made to a hotel owner in connection with a portfolio of management contracts	30	28
Financial assets measured at amortised cost	50	43
Restricted funds [member]
Disclosure of financial assets [line items]
Financial assets measured at amortised cost	55	32
Restricted funds [member] | Barclay associate [member]
Disclosure of financial assets [line items]
Financial assets measured at amortised cost	25
US dollars [member]
Disclosure of financial assets [line items]
Equity securities measured at fair value	91	93
Hong Kong dollars [member]
Disclosure of financial assets [line items]
Equity securities measured at fair value	16	25
Other currencies [member]
Disclosure of financial assets [line items]
Equity securities measured at fair value	$ 9	$ 9